Deposits	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Deposits
10.	Deposits

	As at
	July 31, 2023						April 30 2023	October 31 2022
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$5,433	$10,395	$149,448		$119,462	$284,738	$283,651	$265,892
Business and government	154,370	33,369	46,366		381,326	615,431	611,376	597,617
Financial institutions	12,590	860	1,815		41,791	57,056	50,511	52,672
	$172,393	$44,624	$197,629	(4)	$542,579	$957,225	$945,538	$916,181
Recorded in:
Canada	$124,735	$24,547	$161,113		$367,526	$677,921	$673,137	$642,977
United States	37,904	46	516		57,534	96,000	95,338	104,984
United Kingdom	–	–	439		25,111	25,550	25,320	24,243
Mexico	–	7,471	13,556		20,241	41,268	37,681	31,841
Peru	4,863	257	5,112		6,169	16,401	16,149	16,439
Chile	1,306	4,932	161		18,009	24,408	25,464	22,105
Colombia	26	482	4,178		4,892	9,578	8,549	8,211
Other International	3,559	6,889	12,554		43,097	66,099	63,900	65,381
Total (5)	$172,393	$44,624	$197,629		$542,579	$957,225	$945,538	$916,181
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $130 (April 30, 2023 – $134; October 31, 2022 – $156) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).

The following table presents the maturity schedule for term deposits in Canada greater than $
100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2023	$70,143	$34,446	$69,387	$129,092	$18,776	$321,844
As at April 30, 2023	$64,875	$37,468	$73,025	$123,485	$18,795	$317,648
As at October 31, 2022	$53,656	$36,035	$62,891	$110,015	$21,440	$284,037
(1)	The majority of foreign term deposits are in excess of $100,000.